Contingencies and Litigations	6 Months Ended
Jun. 30, 2022
Contingencies and Litigations

25.	Contingencies and Litigations

Following the merger between the companies Vivalis SA and Intercell AG in 2013, certain former Intercell shareholders initiated legal proceedings before the Commercial Court of Vienna to request a revision of either the cash compensation paid to departing shareholders or the exchange ratio between Intercell and Valneva shares used in the merger. In October 2021, a court-appointed expert recommended an increase in the cash compensation as well as further valuation work on the exchange ratio. In April 2022, this expert presented the result of its work on the exchange ratio; however, the final outcome will depend on the court’s position on a couple of legal points. The Company therefore assessed the probability of several scenarios and decided to hold a provision of €5.2 million to cover the reassessed risk and potential legal costs (December 31, 2021: €2.1 million). €3.1 million of additional expenses related to this litigation was included in “other expenses” in the period ended June 30, 2022.

In July 2016, a claim for additional payment was raised and litigation was filed in December 2016, in connection with the 2009 acquisition of Humalys SAS, from which the Company had acquired a technology, which was later combined with other antibody discovery technologies and spun off to BliNK Biomedical SAS in early 2015. Former shareholders of Humalys claimed additional consideration as a result of the spin-off transaction. A first instance decision in the Humalys case is expected in the first half of 2023. After consultation with its external advisors the Company believes that this claim is unsubstantiated, and the filed litigation is not likely to succeed in court. Detailed information on the potential specific financial consequences, which might result from a successful claim could adversely affect the Company’s ability to defend its interests in this case and therefore is not provided, in accordance with IAS 37.92.